Fair Value Measurements (Tables)	12 Months Ended
Feb. 24, 2018
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table presents assets and liabilities which are measured at fair value on a recurring basis as of February 24, 2018 (in millions):

	Fair Value Measurements
	Total	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Cash equivalents:
Money Market	$198.0	$198.0	$—	$—
Short-term investments (1)	24.5	22.1	2.4	—
Non-current investments (2)	91.2	40.2	51.0	—
Total	$313.7	$260.3	$53.4	$—

Liabilities:
Derivative contracts (3)	$11.8	$—	$11.8	$—
Contingent consideration (4)	60.0	—	—	60.0
Total	$71.8	$—	$11.8	$60.0
(1) Primarily relates to Mutual Funds. Included in Other current assets on the Consolidated Balance Sheets.
(2) Primarily relates to investments in publicly traded stock classified as available for sale (Level 1) and U.S. Treasury Notes and Corporate Bonds (Level 2). Included in Other assets on the Consolidated Balance Sheets.
(3) Primarily relates to interest rate swaps. Included in Other current liabilities on the Consolidated Balance Sheets.
(4) Included in Other current liabilities and Other long-term liabilities on the Consolidated Balance Sheets.

The following table presents assets and liabilities which are measured at fair value on a recurring basis as of February 25, 2017 (in millions):

	Fair Value Measurements
	Total	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Cash equivalents:
Money Market	$596.0	$596.0	$—	$—
Short-term investments (1)	21.6	19.4	2.2	—
Non-current investments (2)	97.5	45.6	51.9	—
Total	$715.1	$661.0	$54.1	$—

Liabilities:
Derivative contracts (3)	$103.7	$—	$103.7	$—
Contingent consideration (4)	281.0	—	—	281.0
Total	$384.7	$—	$103.7	$281.0
(1) Primarily relates to Mutual Funds. Included in Other current assets on the Consolidated Balance Sheets.
(2) Primarily relates to investments in publicly traded stock classified as available for sale (Level 1) and U.S. Treasury Notes and Corporate Bonds (Level 2). Included in Other assets on the Consolidated Balance Sheets.
(3) Primarily relates to interest rate swaps. Included in Other current liabilities on the Consolidated Balance Sheets.
(4) Primarily relates to CVRs. Included in Other current liabilities on the Consolidated Balance Sheets.

Reconciliation of Level 3 Liabilities
A reconciliation of the beginning and ending balances for Level 3 liabilities follows (in millions):

	Contingent Consideration
	February 24, 2018	February 25, 2017
Beginning balance	$281.0	$269.9
Plated acquisition	60.1	—
Change in fair value	(50.9)	16.0
Payments	(230.2)	(4.9)
Ending balance	$60.0	$281.0